Revenue and Contract Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Revenue and Contract Liabilities

4.Revenue

The following table presents the Company’s revenue disaggregated by offering (in thousands):

	Three months	Six months
	ended	ended

	June 30, 2022
Service revenue	$5,675	$10,107
Wellness revenue	7,109	12,343
Total revenue	$12,784	$22,450

Wellness revenue was launched in August 2021 and does not have a prior year comparison.

4.Revenue and Contract Liabilities

Revenue

The following table presents the Company’s revenue disaggregated by offering (in thousands):

For the Year Ended
December 31, 2021
Service revenue	$14,951
Wellness revenue	5,131
Total revenue	$20,082

Wellness revenue was launched in August 2021 with the acquisition of CPI and does not have a prior year comparison.

Contract liabilities

The timing of services revenue recognition may differ from the timing of invoicing to or collections from customers. The Company’s contract liabilities balance, which is included in gift card and subscription liabilities on the consolidated balance sheets is primarily comprised of unredeemed gift cards, prepayments received from consumers for Wag! Premium subscriptions, and certain consumer credits for which the revenue is recognized over time as they are used for services on our platform. The contract liabilities balance was $1.9 million and $1.8 million as of December 31, 2021 and 2020, respectively. Revenue recognized for the years ended December 31, 2021 and 2020 related to the Company’s contract liabilities as of the beginning of the year was $0.1 million and $0.5 million, respectively.